Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Borrowings [abstract]
Non-convertible debentures	$ 1,572.7	₨ 118,995.1	₨ 127,793.8
Collateralized debt obligations	559.0	42,299.4	30,473.3
Buyers credit from banks at floating interest rate	525.3	39,750.0	25,000.0
Loan from banks/financial institutions	4,867.0	368,259.9	279,380.1
Senior notes	5,881.7	445,036.1	382,845.6
Others	132.6	10,031.8	12,915.3
Total	13,538.3	1,024,372.3	858,408.1
Less: current portion (refer note 21)	2,528.6	191,324.2	150,341.1
Long-term debt	$ 11,009.7	₨ 833,048.1	₨ 708,067.0